INCOME TAXES (Details - Schedule of Hong Kong effective tax rate)	9 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Income Tax Disclosure [Abstract]
Hong Kong statutory income tax rate	8.25%	16.50%
Non deductible stock compensation	0.00%	(17.63%)
Prior year over-accrual of provision for income taxes	(3.08%)	0.00%
Effective tax rate	5.17%	(1.13%)